SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Federal depository insurance coverage		$ 250,000
Public offering costs	$ 800,877
Other offering costs		2,344,508
Underwriter discounts charged to APIC	44,924,550
Transaction costs allocable to warrant liability	0	2,344,508	$ 0
Unrecognized tax benefits	$ 0	0	$ 0
Statutory tax rate (as a percent)	0.00%
Class A ordinary shares subject to redemption	$ 816,810,000	816,810,000
Class A ordinary shares
Summary of Significant Accounting Policies
Class A ordinary shares subject to redemption	$ 816,810,000	$ 816,810,000